INTANGIBLE ASSETS (Narrative) (Details) - PsilocybinLabs Ltd [Member]	Aug. 07, 2019 CAD ($) Shares shares	Apr. 25, 2019 CAD ($) shares
Share Exchange And Assignment [Line Items]
Number of shares issued by PL to individual | shares		100,000
Value of common stock issued by PL to individual | $		$ 2,000
Common shares purchased | shares	100,000
Number of shares issued | Shares	20,000
Value of common stock shares issued | $	$ 2,000